SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Foreign currency translation adjustments	$ (1,850)	$ 2,041	$ 3,874
Total accumulated other comprehensive income (loss)	$ (1,850)	$ 2,041	$ 3,874